Retail Installment Contract Receivables	6 Months Ended
Jun. 30, 2017
Receivables [Abstract]
Retail Installment Contract Receivables
RETAIL INSTALLMENT CONTRACT RECEIVABLES
Certain subscribers have the option to purchase Products under a RIC, payable over either 42 or 60 months. Short-term RIC receivables are recorded in accounts and notes receivable, net and long-term RIC receivables are recorded in long-term investments and other assets, net in the condensed consolidated unaudited balance sheets.
The following table summarizes the installment receivables (in thousands):

June 30, 2017
RIC receivables, gross	$80,608
Deferred interest	(24,889)
RIC receivables, net of deferred interest	55,719

Classified on the condensed consolidated unaudited balance sheets as:
Accounts and notes receivable, net	$8,478
Long-term investments and other assets, net	47,241
RIC receivables, net	$55,719

Activity in the deferred interest for the RIC receivables was as follows (in thousands):

Six months ended June 30, 2017
Deferred interest, beginning of period	$—
Bad debt expense	—
Write-offs, net of recoveries	(234)
Change in deferred interest on short-term and long-term RIC receivables	25,123
Deferred interest, end of period	$24,889

Since the inception of RICs and during the three and six months ended June 30, 2017 the amount of RIC imputed interest income recognized in recurring and other revenue was $1.1 million and $1.2 million, respectively.